Stockholders' Equity (Detail) - Share-based Compensation Expense (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
	$ 299,083	$ 248,540	$ 842,645	$ 757,200